DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Credit concentrations with respect to derivative instruments
Period after which receivables are classified as past due	30 days
Derivative instruments
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	807	1,087
Letters of credit provided in lieu of providing cash collateral to counterparties	273
Derivative instruments | Canadian financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	306	431
Derivative instruments | United States financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	129	287
Derivative instruments | European financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	244	257
Derivative instruments | Other
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	128	112